INVENTORY (Tables)	12 Months Ended
Dec. 31, 2021
Schedule of Inventory
	December 31, 2021	December 31, 2020
Process material stockpiles	$1,083	$373
Concentrate inventory	2,467	64
Materials and supplies	1,629	1,222
	$5,179	$1,659